Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Disclosure of operating segments
Segmentation - Consolidated income statement

	Surgical		Vision Care		Company
($ millions)	2020	2019	2020	2019	2020	2019
Net sales to third parties	3,710	4,174	3,053	3,188	6,763	7,362
Other revenues	—	—	70	146	70	146
Net sales and other revenue	3,710	4,174	3,123	3,334	6,833	7,508
Segment contribution	672	957	419	580	1,091	1,537
Amortization of intangible assets					(1,078)	(1,084)
Impairment charges on intangible assets					(167)	—
General & administration (corporate)					(232)	(216)
Separation costs					(217)	(237)
Spin readiness costs					—	(72)
Transformation costs					(49)	(52)
Fair value adjustments of contingent consideration liabilities					63	75
Past service costs for post-employment benefit plan amendments					154	(2)
Other					(47)	(136)
Operating (loss)					(482)	(187)
Interest expense					(124)	(113)
Other financial income & expense					(29)	(32)
(Loss) before taxes					(635)	(332)
Included in segment contribution are:

	Surgical		Vision Care		Not allocated		Total
($ millions)	2020	2019	2020	2019	2020	2019	2020	2019
Depreciation of property, plant & equipment	(122)	(112)	(171)	(155)	—	—	(293)	(267)
Depreciation of right-of-use assets	(47)	(42)	(32)	(24)	—	—	(79)	(66)
Impairment charges on property, plant & equipment, net	(6)	(3)	—	(5)	—	—	(6)	(8)
Equity-based compensation	(55)	(55)	(45)	(44)	(13)	(15)	(113)	(114)

	Surgical		Vision Care		Company
($ millions)	2019	2018	2019	2018	2019	2018
Net sales to third parties	4,174	3,999	3,188	3,150	7,362	7,149
Sales to former parent	—	2	—	2	—	4
Other revenues	—	—	146	—	146	—
Net sales and other revenues	4,174	4,001	3,334	3,152	7,508	7,153
Segment contribution	957	846	580	600	1,537	1,446
Amortization of intangible assets					(1,084)	(1,019)
Impairment charges on intangible assets					—	(378)
General & administration (corporate)					(216)	(206)
Separation costs					(237)	—
Spin readiness costs					(72)	(32)
Transformation costs					(52)	—
Fair value adjustments of contingent consideration liabilities					75	62
Past service costs for post-employment benefit plan amendments					(2)	(1)
Other					(136)	(120)
Operating (loss)					(187)	(248)
Interest expense					(113)	(24)
Other financial income & expense					(32)	(28)
(Loss) before taxes					(332)	(300)
Included in segment contribution are:

	Surgical		Vision Care		Not allocated		Company
($ millions)	2019	2018	2019	2018	2019	2018	2019	2018
Depreciation of property, plant & equipment	(112)	(114)	(155)	(125)	—	—	(267)	(239)
Depreciation of right-of-use assets	(42)	—	(24)	—	—	—	(66)	—
Impairment charges on property, plant & equipment, net	(3)	(1)	(5)	(1)	—	—	(8)	(2)
Equity-based compensation(1)	(55)	(45)	(44)	(36)	(15)	(12)	(114)	(93)
(1)Equity-based compensation not allocated to segments in 2018 reflects an estimate of the allocation for corporate functions in the historical period based on 2019 actual percentages.
Disclosure of products and services
Net sales by segment

($ millions)	2020	2019	2018

Surgical
Implantables	1,126	1,210	1,136
Consumables	1,952	2,304	2,227
Equipment/other	632	660	636
Total Surgical	3,710	4,174	3,999
Vision Care
Contact lenses	1,838	1,969	1,928
Ocular health	1,215	1,219	1,222
Total Vision Care	3,053	3,188	3,150
Net sales to third parties	6,763	7,362	7,149

Disclosure of geographical areas
The following table shows the United States, International and countries that accounted for more than 5% of at least one of the respective Alcon totals, for net sales for the years ended December 31, 2020, 2019 and 2018, and for selected non-current assets at December 31, 2020 and 2019:

	Net sales(2)						Total of selected non-current assets(3)
($ millions unless indicated otherwise)(1)	2020		2019		2018		2020		2019

Country
United States	2,975	44%	3,055	41%	2,942	41%	10,309	47%	10,559	47%
International	3,788	56%	4,307	59%	4,207	59%	11,476	53%	12,014	53%
thereof:
Switzerland (country of domicile)	55	1%	56	1%	57	1%	9,737	45%	10,486	46%
Japan	650	10%	656	9%	593	8%	63	—%	66	—%
China	383	6%	377	5%	341	5%	16	—%	18	—%
Other	2,700	40%	3,218	44%	3,216	45%	1,660	8%	1,444	6%
Company total	6,763	100%	7,362	100%	7,149	100%	21,785	100%	22,573	100%
(1)International percentages may not sum due to rounding
(2)Net sales from operations by location of third-party customer.
(3)Includes property, plant & equipment, right-of-use assets, goodwill and other intangible assets.